Investment Securities	12 Months Ended
Dec. 31, 2024
Investment Securities [Abstract]
Investment securities
6	Investment securities

Investment securities consist of short term investments ,debt securities and convertible bonds.

	Note	December 31, 2023	December 31, 2024
		RMB	RMB
Short term investments	(a)	146,486,668	38,695,647
Debt securities	(b)	231,922,043	187,357,047
Convertible bonds	(c)	35,499,500	40,876,080
Total		413,908,211	266,928,774

(a)	Short term investments

The carrying amount and fair value of the investment securities by major security type and class of security as of December 31, 2023 and 2024 was as follows:

	Aggregate cost basis	Profits and losses from fair value changes	Aggregate fair value
	RMB	RMB	RMB
As of December 31, 2024:
Wealth management products	38,695,647	-	38,695,647
Total	38,695,647	-	38,695,647

	Aggregate cost basis	Profits and losses from fair value changes	Aggregate fair value
	RMB	RMB	RMB
As of December 31, 2023:
Wealth management products	151,456,194	(4,969,526)	146,486,668
Total	151,456,194	(4,969,526)	146,486,668

Wealth management products are investment products issued by commercial banks and other financial institutions in China. The wealth management products invest in a pool of liquid financial assets in the interbank market or exchange, including debt securities, asset backed securities, interbank lending, reverse repurchase agreements and bank deposits. The Group did not recognize any profits and losses from fair value changes since the dominance of Wealth management products the Group had in 2024 are Short-Term with fixed return.

(b)	Debt securities

The debt securities are in the form of an investment in partnerships, made in December 2021 and 2022 and held- to-maturity corporate debt securities purchased in 2022. The partnership will return RMB10,000,000 to the Group quarterly, along with an 8% interest. The principal and interests are required to be fully repaid within 3 years. The investment has an amortized cost of RMB237,171,123 and RMB 196,098,179 with an allowance for credit loss of RMB8,195,326 and RMB 8,741,132 for the years ended December 31 2023 and 2024 respectively. The held-to-maturity debt securities have an amortized cost of RMB4,510,285 and Nil with an allowance for credit loss of RMB1,564,039 and Nil for the years ended December 31 2023 and 2024 respectively.

(c)	Convertible bonds

In November, 2023, the Group invested in the convertible bonds of US$5,000,000 of CNF FAMILY OFFICE LIMITED, an unrelated party company, which is accounted for at the fair value option. In 2024, the Group invested another US$600,000 to CNF FAMILY OFFICE LIMITED. The fair value of the convertible bonds as at December 31, 2024 has not changed significantly from its date of investment. The convertible bonds are equivalent to RMB35,499,500 and 40,876,080 as of December 31, 2023 and 2024.